Earning Per Share - Summary of Diluted Earnings Per Share (Detail)	12 Months Ended
	Dec. 31, 2021 KRW (₩) ₩ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 KRW (₩) ₩ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 KRW (₩) ₩ / shares shares	Dec. 31, 2019 $ / shares
Earnings per share [abstract]
Profit attribute to controlling interest	₩ 6,606,727,454,113		₩ 1,581,207,551,926		₩ 1,864,405,092,477
Interests of hybrid bonds, net of tax	(6,669,999,999)		(6,688,273,972)		(6,669,999,999)
Gain or loss from exchange rate on and revaluation of exchangeable bonds	₩ (63,166,690,813)		₩ 0		₩ 0
Adjusted weighted-average number of common shares | shares	76,688,340		79,120,963		80,113,759
Diluted earnings per share | (per share)	₩ 85,240	$ 85,240	₩ 19,900	$ 19,900	₩ 23,189	$ 23,189